UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

September 17, 2025 to October 17, 2025

Commission File Number of issuing entity: 333-207132-11

Central Index Key Number of issuing entity: 0001700668

Citigroup Commercial Mortgage Trust 2017-P7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

Natixis Real Estate Capital LLC

(Central Index Key Number: 0001542256)

Macquarie US Trading LLC d/b/a Principal Commercial Capital

(Central Index Key Number: 0001634437)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

82-1399691

82-6259785

82-6277304

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
X-C	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 17, 2025, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-P7.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2017-P7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 13, 2025. The CIK number of the Depositor is 0001258361 .

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2025. The CIK number of CGMRC is 0001541001.

Citi Real Estate Funding Inc. (“CREFI”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2025. The CIK number of CREFI is 0001701238.

Natixis Real Estate Capital LLC (“Natixis”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2025. The CIK number of Natixis is 0001542256.

Macquarie US Trading LLC d/b/a Principal Commercial Capital (“PCC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 15, 2025. The CIK number of PCC is 0001634437.

Item 1A. Asset-Level Information.

See the Asset Data File and the asset related document filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE filed on October 30, 2025 under Commission File No. 333-207132-11 and incorporated by reference herein.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2017-P7, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2017-P7, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	09/16/2025	$0.00
Current Distribution Date:	10/17/2025	$0.00

Loan Combination Custodial Account Balance
Prior Distribution Date:	09/16/2025	$0.00
Current Distribution Date:	10/17/2025	$0.00

*REO Account Balance
Prior Distribution Date:	09/16/2025	$0.00
Current Distribution Date:	10/17/2025	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2017-P7, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	09/16/2025	$1.02
Current Distribution Date:	10/17/2025	$1.00

Interest Reserve Account Balance
Prior Distribution Date:	09/16/2025	$0.00
Current Distribution Date:	10/17/2025	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	09/16/2025	$0.00
Current Distribution Date:	10/17/2025	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	09/16/2025	$0.00
Current Distribution Date:	10/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-P7, relating to the October 17, 2025 distribution.

(102): Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 30, 2025 under Commission File No. 333-207132-11 and incorporated by reference herein).

(103): Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 30, 2025 under Commission File No. 333-207132-11 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-P7, relating to the October 17, 2025 distribution.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 30, 2025 under Commission File No. 333-207132-11 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 30, 2025 under Commission File No. 333-207132-11 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: October 30, 2025